BALANCE FROM CONTRACTS WITH CUSTOMERS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue that was included in contract liability balance	$ 482.6	$ 517.7
(Reversal of) revenue from performance obligations satisfied or partially satisfied in previous periods	55.5	$ 8.9
Remaining performance obligations	$ 5,420.0
No later than 1 year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Performance obligations recognition expectation (in percent)	38.00%
Later than one year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Performance obligations recognition expectation (in percent)	21.00%